Income Taxes (Components of Net Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Deferred tax assets:
Allowance for credit losses	¥ 462,369	¥ 317,770
Operating loss carryforwards	97,844	94,326
Loans	790	2,022
Accrued liabilities and other	300,942	277,807
Premises and equipment	117,322	150,116
Derivative financial instruments	69,039	96,761
Defined benefit plans		57,836
Obligations under operating leases	132,443	133,812
Valuation allowance	(137,503)	(151,530)
Total deferred tax assets	1,043,246	978,920
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)	1,017,131	788,614
Intangible assets	70,575	87,063
Lease transactions	48,519	54,349
Defined benefit plans	81,282
Investments in subsidiaries and affiliates	338,713	279,583
Right-of-use assets of operating leases	100,260	106,995
Other	92,306	90,653
Total deferred tax liabilities	1,748,786	1,407,257
Net deferred tax assets (liabilities)	¥ (705,540)	¥ (428,337)